Acquisitions - Pro Forma financial Information (Details) - EUR (€)	3 Months Ended	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2019
Proforma financial information details
Proforma revenue	€ 4,345,266,520.41604	€ 8,522,056,654.91337
Proforma net income	€ 256,295,692.84094	€ 508,618,189.148932
Proforma basic eps	€ 0.84	€ 1.67
Proforma fully diluted eps	€ 0.84	€ 1.67